Accounts Receivable (Tables)	6 Months Ended
Apr. 30, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	April 30, 2024	October 31, 2023
Accounts receivable	$4,033,994	$983,784